UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:    Contour Asset Management LLC
Address: 99 Park Avenue Suite 1810
         NY, NY 10016


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William Merriman
Title: Chief Financial Officer and Chief Compliance Officer
Phone: 646 553 2492

Signature, Place, and Date of Signing:

/s/   William Merriman	 	New York, NY		November 14, 2012
	[Signature]		[City, State]		[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	Third quarter 2012

Form 13F Information Table Entry Total:  	55

Form 13F Information Table Value Total: 	1,035,363
					 	(thousands)

List of Other Included Managers: 		NONE

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FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE 	SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- 	---- ----
ACME PACKET INC		COM			004764106	8,037		470000		SH		SOLE	NONE	SOLE
ACTIVE NETWORK INC	COM			00506D100	10,651		850000		SH		SOLE	NONE	SOLE
ADVANCED MICRO DEVICES	COM			007903107	5,055		1500000		SH	PUT	SOLE	NONE	SOLE
AMAZON COM INC		COM			023135106	10,173		40000		SH		SOLE	NONE	SOLE
APPLE INC 		COM			037833100	50,033		75000		SH		SOLE	NONE	SOLE
ASPEN TECHNOLOGY INC	COM			045327103	13,566		525000		SH		SOLE	NONE	SOLE
AUTODESK INC		COM			052769106	25,013		750000		SH		SOLE	NONE	SOLE
BLACKBAUD INC		COM			09227Q100	8,970		375000		SH		SOLE	NONE	SOLE
BLUCORA INC		COM			095229100	7,569		425000		SH		SOLE	NONE	SOLE
BROADSOFT INC		COM			11133B409	34,867		850000		SH		SOLE	NONE	SOLE
BROADSOFT INC		COM			11133B409	6,153		150000		SH	CALL	SOLE	NONE	SOLE
CITRIX SYS INC		COM			177376100	17,984		235000		SH		SOLE	NONE	SOLE
COGENT COMM GROUP INC	COM NEW			19239V302	11,955		520000		SH		SOLE	NONE	SOLE
COINSTAR INC		COM			19259P300	22,490		500000		SH	CALL	SOLE	NONE	SOLE
CORNING INC		COM			219350105	3,945		300000		SH	CALL	SOLE	NONE	SOLE
DREAMWORKS ANMATN SKG	CL A			26153C103	6,250		325000		SH		SOLE	NONE	SOLE
EBAY INC		COM			278642103	9,674		200000		SH	CALL	SOLE	NONE	SOLE
ELECTRONIC ARTS INC	COM			285512109	15,545		1225000		SH		SOLE	NONE	SOLE
EQUINIX INC		COM			29444UAG1	20,605		100000		SH		SOLE	NONE	SOLE
FRONTIER COMMUN CORP	COM			35906A108	10,824		2200000		SH	CALL	SOLE	NONE	SOLE
F5 NETWORKS INC		COM			315616102	15,696		150000		SH	PUT	SOLE	NONE	SOLE
FINISAR CORP		COM NEW			31787A507	7,876		550000		SH		SOLE	NONE	SOLE
GOOGLE INC 		CL A			38259P508	45,270		60000		SH		SOLE	NONE	SOLE
INFORMATICA CORP	COM			45666Q102	6,970		200000		SH		SOLE	NONE	SOLE
JDS UNIPHASE CORP	COM PAR $0.001		46612J507	20,435		1650000		SH		SOLE	NONE	SOLE
JDS UNIPHASE CORP	COM PAR $0.001		46612J907	8,669		700000		SH	CALL	SOLE	NONE	SOLE
JUNIPER NETWORKS	COM			48203R104	25,665		1500000		SH		SOLE	NONE	SOLE
LEVEL 3 COMM INC	COM			52729N308	3,790		165000		SH		SOLE	NONE	SOLE
LEVEL 3 COMM INC	COM			52729N908	11,485		500000		SH	CALL	SOLE	NONE	SOLE
LEAPFROG ENTERPRISES IN CL A			52186N106	15,334		1700000		SH	PUT	SOLE	NONE	SOLE
LINKEDIN CORP		COM CL A		53578A108	38,528		320000		SH		SOLE	NONE	SOLE
LINKEDIN CORP		COM CL A		53578A908	12,040		100000		SH	CALL	SOLE	NONE	SOLE
LIONS GATE ENTMNT CORP	COM NEW			535919203	10,841		710000		SH		SOLE	NONE	SOLE
MASTERCARD INC		CLA			57636Q104	36,118		80000		SH		SOLE	NONE	SOLE
MASTERCARD INC		CLA			57636Q104	22,574		50000		SH	CALL	SOLE	NONE	SOLE
MOTOROLA SOLTNS INC	COM			620076307	20,220		400000		SH		SOLE	NONE	SOLE
MICRON TECHNOLOGY	COM			595112103	10,764		1800000		SH	PUT	SOLE	NONE	SOLE
NETFLIX INC		COM			64110L106	23,954		440000		SH		SOLE	NONE	SOLE
NXP SEMICONDUCTORS NV	COM			N6596X109	30,012		1200000		SH		SOLE	NONE	SOLE
NXP SEMICONDUCTORS NV	COM			N6596X909	15,006		600000		SH	CALL	SOLE	NONE	SOLE
PANDORA MEDIA INC	COM			698354107	15,330		1400000		SH		SOLE	NONE	SOLE
PARAMETRIC TECHN CORP	COM NEW			699173209	23,980		1100000		SH		SOLE	NONE	SOLE
QUALCOMM INC		COM			747525103	41,854		670000		SH		SOLE	NONE	SOLE
QUALCOMM INC		COM			747525953	18,741		300000		SH	PUT	SOLE	NONE	SOLE
RACKSPACE HOSTING INC	COM			750086100	4,626		70000		SH		SOLE	NONE	SOLE
RED HAT INC		COM			756577102	34,164		600000		SH		SOLE	NONE	SOLE
RESEARCH IN MOTION LTD	COM			760975902	12,000		1600000		SH	CALL	SOLE	NONE	SOLE
SALESFORCE COM INC	COM			79466L302	39,699		260000		SH		SOLE	NONE	SOLE
SANDISK CORP		COM			80004C101	28,230		650000		SH	CALL	SOLE	NONE	SOLE
SONUS NETWORKS INC	COM			835916107	6,738		3575000		SH		SOLE	NONE	SOLE
TIVO INC		COM			888706108	25,554		2450000		SH		SOLE	NONE	SOLE
TK-TWO INTRACTV SFTWR	COM			874054109	10,440		1000000		SH		SOLE	NONE	SOLE
TW TELECOM INC 		COM			87311L104	35,874		1375000		SH		SOLE	NONE	SOLE
YAHOO INC		COM			984332956	15,980		1000000		SH	PUT	SOLE	NONE	SOLE
ZILLOW INC		CL A			98954A107	41,547		985000		SH		SOLE	NONE	SOLE



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